Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Hedge Accounting [Table]
Disclosure Of Detailed Information About Hedging Instruments Explanatory
All hedges: designated

hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.22
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 14,009 7 529 336 (337) (1)
As of or for the year ended
31.12.21
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,939 23 105 497 (497) 0
1 Amounts

used as the

basis for

recognizing hedge

ineffectiveness for

the period.

2 The

foreign currency

basis spread

of cross-currency

swaps designated

as hedging

derivatives is

excluded from

the hedge
accounting designation and accounted

for as a cost of hedging with

amounts deferred in Other

comprehensive income

within Equity.

Disclosure of fair value hedge accounting [text block]
Fair value hedges: designated

hedged items

USD m 31.12.22 31.12.21
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized

cost
Carrying amount of designated debt issued 68,529 20,566 74,700 27,875 of which: accumulated amount of fair value hedge

adjustment
(6,057) 478
Other financial assets measured at

amortized cost – debt securities
Carrying amount of designated debt securities 4,577 2,677

of which: accumulated amount of fair value hedge

adjustment
(180) (7)
Loans and advances to customers
Carrying amount of designated loans 14,270 13,835
of which: accumulated amount of fair value hedge

adjustment
(1,249) (109)
of which: accumulated amount of fair value hedge

adjustment subject to amortization attributable

to the portion of the
portfolio that ceased to be part of hedge accounting (51) 3

Disclosure of fair value hedge accounting related to debt issued and debt securities [text block]
Fair value hedges: profile of

the timing of the nominal amount

of the hedging instrument

31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps

0 1 2 12 5 21
31.12.21
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps

1 1 6 13 6 28

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on

a pre-tax basis

USD m 31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
(4,692) 26
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(540) 743
Total other comprehensive

income recognized directly in equity

related to cash flow hedges, on

a pre-tax basis
(5,232) 769

Disclosure of foreign currecny translation hedge accounting [text block]
Foreign currency translation

reserve on a pre

-tax basis
USD m 31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
284 (45)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 262
Total other comprehensive

income recognized directly in equity

related to hedging instruments designated

as net investment hedges, on

a pre-tax
basis 550 217

Disclosure Hedge Accounting Referencing LIBOR Explanatory
Hedging instruments referencing

LIBOR
31.12.22 31.12.21
Carrying amount Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0 23,367 0 0
Cash flow hedges 2,179 0 0 10,803 0 0

UBS AG
Disclosure Of Fair Value Hedge Accounting [Table]
Disclosure Of Detailed Information About Hedging Instruments Explanatory
All hedges: designated

hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.22
USD m
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 92,415 0 0 (5,195) 5,169 (27)
Cash flow hedges 75,304 2 5 (5,813) 5,760 (53)
Foreign exchange risk
Fair value hedges
2
20,566 845 3 (1,088) 1,105 18
Hedges of net investments in foreign operations 13,844 7 528 318 (319) (1)
As of or for the year ended
31.12.21
USD m
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,761 23 103 492 (491) 0
1 Amounts

used as

the basis for

recognizing hedge

ineffectiveness

for the

period.

2 The

foreign currency

basis spread

of cross-currency

swaps designated

as hedging

derivatives is

excluded from

the hedge
accounting designation and accounted

for as a cost of hedging with

amounts deferred in Other

comprehensive income

within Equity.

Disclosure of fair value hedge accounting [text block]
Fair value hedges: designated

hedged items

USD m 31.12.22 31.12.21
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized

cost
Carrying amount of designated debt issued 11,279 5,737 21,653
11,392

of which: accumulated amount of fair value hedge

adjustment
(1,002) 261
Funding from UBS Group AG
Carrying amount of designated debt instruments 57,250 14,828 53,047
16,483

of which: accumulated amount of fair value hedge

adjustment
(5,055) 218
Other financial assets measured at

amortized cost – debt securities
Carrying amount of designated debt securities 4,577 2,677

of which: accumulated amount of fair value hedge

adjustment
(180) (7)
Loans and advances to customers
Carrying amount of designated loans 14,270 13,835
of which: accumulated amount of fair value hedge

adjustment
(1,249) (109)
of which: accumulated amount of fair value hedge

adjustment subject to amortization attributable

to the
portion of the portfolio that ceased to be part

of hedge accounting
(51) 3

Disclosure of fair value hedge accounting related to debt issued and debt securities [text block]
Fair value hedges: profile of

the timing of the nominal amount

of the hedging instrument
31.12.22
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 4 10 53 26 92
Cross-currency swaps 0 1 2 12 5 21
31.12.21
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps 1 1 6 13 6 28

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on

a pre-tax basis

USD m
31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to

be applied
(4,692) 26
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(540) 743
Total other comprehensive

income recognized directly in equity

related to cash flow hedges, on

a pre-tax basis
(5,232) 769

Disclosure of foreign currecny translation hedge accounting [text block]
Foreign currency translation

reserve on a pre

-tax basis
USD m
31.12.22 31.12.21
Amounts related to hedge relationships for which hedge

accounting continues to be

applied
250 (61)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 262
Total other comprehensive

income recognized directly in equity

related to hedging instruments designated

as net investment hedges, on

a pre-tax
basis 515 201

Disclosure Hedge Accounting Referencing LIBOR Explanatory
Hedging instruments referencing

LIBOR
31.12.22 31.12.21
Carrying amount Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 20,383 0 0 23,367 0 0
Cash flow hedges 2,179 0 0 10,803 0 0